Financial result (Tables)	12 Months Ended
Dec. 31, 2025
Financial result
Schedule of other financial income and expense

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Fair value adjustments and net currency exchange differences:
Net unrealized currency exchange gain/loss (-)	€(45,484)	€22,727	€(20,544)
Net realized currency exchange gain/loss (-)	474	(678)	(1,118)
Fair value re-measurement of warrants	—	4	18
Fair value gain/loss (-) on financial assets held at fair value	1,175	—	(390)
Gain from settlement of hedging instrument	22,745	—	—
Fair value gain/loss (-) on current financial investments	(18,266)	73,742	38,286
Total fair value adjustments and net currency exchange differences	(39,356)	95,795	16,252

Other financial income:
Interest income	46,339	89,378	79,290
Discounting effect of non-current R&D incentives receivables	1,648	1,132	617
Discounting effect of other non-current liabilities	—	395	318
Other finance income	64	223	24
Total other financial income	48,051	91,128	80,249

Other financial expenses:
Interest expenses	(1,034)	(911)	(1,770)
Discounting effect of other non-current liabilities	(1,183)	—	—
Other finance charges	(646)	(759)	(843)
Total other financial expense	(2,863)	(1,670)	(2,613)

Total net financial result	€5,832	€185,253	€93,888